Net interest income (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Interest income
Cash and balances with central banks			$ 326	$ 242
Collateral paid			129	96
Available-for-sale securities			1,914	1,795
Net ineffectiveness on qualifying hedges			(18)	(22)
Trading securities and financial assets measured at FVIS			564	574
Loans			29,621	28,504
Other financial assets			35	43
Total interest income	[1]	$ 33,222	32,571	31,232
Interest expense
Collateral received			(45)	(19)
Deposits and other borrowings			(9,021)	(8,868)
Trading liabilities			(959)	(2,065)
Debt issues			(4,480)	(3,585)
Loan capital			(774)	(693)
Other financial liabilities			(409)	(391)
Bank levy			(378)	(95)
Total interest expense	[1]	(16,315)	(16,066)	(15,716)
Net interest income	[1]	16,907	16,505	15,516
Customer refunds recognised in interest income		372	127	58
Calculated using the effective interest rate method
Interest income
Cash and balances with central banks		334	326	242
Collateral paid		201	129	96
Available-for-sale securities			1,914	1,795
Investment securities		1,919
Loans		30,029	29,583	28,438
Other financial assets		35	35	43
Total interest income		32,518	31,987	30,614
Interest expense
Collateral received		(57)	(45)	(19)
Deposits and other borrowings		(7,967)	(8,141)	(8,026)
Debt issues		(4,706)	(4,325)	(3,448)
Loan capital		(776)	(774)	(693)
Other financial liabilities		(274)	(318)	(307)
Total interest expense		(13,780)	(13,603)	(12,493)
Other
Interest income
Net ineffectiveness on qualifying hedges		28	(18)	(22)
Trading securities and financial assets measured at FVIS		662	564	574
Loans		14	38	66
Total interest income		704	584	618
Interest expense
Deposits and other borrowings		(978)	(880)	(842)
Trading liabilities		(915)	(959)	(2,065)
Debt issues		(163)	(155)	(137)
Bank levy		(391)	(378)	(95)
Other interest expense		(88)	(91)	(84)
Total interest expense		(2,535)	(2,463)	$ (3,223)
Parent Entity
Interest income
Cash and balances with central banks			301
Collateral paid			126
Available-for-sale securities			1,743
Net ineffectiveness on qualifying hedges			(22)
Trading securities and financial assets measured at FVIS			521
Loans			25,801
Other financial assets			32
Due from subsidiaries			4,328
Total interest income	[1]	33,512	32,830
Interest expense
Collateral received			(41)
Deposits and other borrowings			(7,817)
Trading liabilities			(754)
Debt issues			(3,958)
Due to subsidiaries			(4,851)
Loan capital			(774)
Other financial liabilities			(404)
Bank levy			(378)
Total interest expense	[1]	(19,295)	(18,977)
Net interest income	[1]	14,217	13,853
Customer refunds recognised in interest income		353	125
Parent Entity | Calculated using the effective interest rate method
Interest income
Cash and balances with central banks		311	301
Collateral paid		197	126
Available-for-sale securities			1,743
Investment securities		1,750
Loans		26,171	25,763
Other financial assets		33	32
Due from subsidiaries		4,274	4,225
Total interest income		32,736	32,190
Interest expense
Collateral received		(51)	(41)
Deposits and other borrowings		(6,745)	(6,949)
Debt issues		(4,218)	(3,820)
Due to subsidiaries		(4,905)	(4,840)
Loan capital		(776)	(774)
Other financial liabilities		(273)	(316)
Total interest expense		(16,968)	(16,740)
Parent Entity | Other
Interest income
Net ineffectiveness on qualifying hedges		26	(22)
Trading securities and financial assets measured at FVIS		633	521
Loans		14	38
Due from subsidiaries		103	103
Total interest income		776	640
Interest expense
Deposits and other borrowings		(961)	(868)
Trading liabilities		(828)	(754)
Debt issues		(140)	(138)
Due to subsidiaries		78	(11)
Bank levy		(391)	(378)
Other interest expense		(85)	(88)
Total interest expense		$ (2,327)	$ (2,237)

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.